Agreement with Blue Cree Co., Ltd.	12 Months Ended
Dec. 31, 2011
Agreement with Blue Cree Co., Ltd.
Agreement with Blue Cree Co., Ltd.

3. Agreement with Blue Cree Co., Ltd.

On January 2, 2010, the Company entered into an agreement with Blue Cree Co., Ltd. (“Blue Cree”), a company registered in the Republic of South Korea, whereby the Company would acquire all of the issued and outstanding shares of Blue Cree by issuing 20,000,000 shares of common stock to the shareholders of Blue Cree. Prior to closing, the Company cancelled 16,100,000 shares of common stock as required by the agreement. The agreement closed on April 13, 2010. On December 30, 2010, the agreement was terminated and the 20,000,000 shares of common stock issued to the shareholders of Blue Cree were returned and cancelled.